UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-104654
File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _____	/ /

Post-Effective Amendment No. 31	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 34

(Check appropriate box or boxes)

OPTIMUM FUND TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of August, 2020.

OPTIMUM FUND TRUST

By:	/s/ Brett D. Wright
Brett D. Wright
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Brett D. Wright		President/Chief Executive Officer	August 14, 2020
Brett D. Wright		(Principal Executive Officer) and Trustee

Robert J. Christian	*	Chairman and Trustee	August 14, 2020
Robert J. Christian

Durant Adams Hunter	*	Trustee	August 14, 2020
Durant Adams Hunter

Pamela J. Moret	*	Trustee	August 14, 2020
Pamela J. Moret

Stephen P. Mullin	*	Trustee	August 14, 2020
Stephen P. Mullin

Robert Pettman	*	Trustee	August 14, 2020
Robert Pettman

Robert A. Rudell	*	Trustee	August 14, 2020
Robert A. Rudell

Jon Socolofsky	*	Trustee	August 14, 2020
Jon Socolofsky

Susan M. Stalnecker	*	Trustee	August 14, 2020
Susan M. Stalnecker

Daniel V. Geatens	*	Vice President/Chief Financial Officer	August 14, 2020
Daniel V. Geatens		(Principal Financial Officer)

*By: /s/ Brett D. Wright
Brett D. Wright
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Optimum Fund Trust N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase